SHARE-BASED PAYMENTS - Additional Information (Details) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 22, 2020 shares	Jul. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of awards, granted (in shares) | shares		4,056,770		655,544
Warrant fair value per share (in dollars per share) | € / shares					€ 3.66
Warrants exercise price per share | € / shares					€ 3.01
Expense from share-based payment transactions with employees | $			$ 16	$ 21
Unrecognized expense from share-based payment | $			$ 203	$ 203	€ 203
Number of share warrants repurchased (in shares) | shares				200,000
Share warrants repurchased | $				$ 992
Liability-Classified Warrant Issued in November 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrant liability | $		$ 869
2020 Stock Incentive Plan | Common Stock
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments granted (in shares) | shares	2,176,128
Warrant reserve | Risk Free Rate
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Significant unobservable input, entity's own equity instruments			0.0051	0.0051	0.0051
Options And Warrants | Expected Option Term Member
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Significant unobservable input, entity's own equity instruments			3.4	3.4	3.4
Options And Warrants | Expected Volatility Member
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Significant unobservable input, entity's own equity instruments			0.60	0.60	0.60
Restricted Share Units (RSU)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares			22,422	32,942